S000057728 [Member] Expense Example - Morningstar International Equity Fund - Institutional	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	$ 1,310